SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 02, 2020	Nov. 26, 2021	Oct. 18, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 23, 2021	Sep. 19, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Negative working capital				$ (9,701)
Negative equity				$ 7,051
Percentage of revenues					49.00%
Percentage of unsecured claims		70.00%		70.00%
Percentage of existing equity		50.00%		50.00%
Decrease in operations, description				the reduction in its operation began in the middle of March 2020 with the announcement of a 30% decrease in its operations and the suspension of the guidance for 2020 in line with protection measures and boarding restrictions implemented by local governments (March 16, 2020 for Peru, Colombia and Argentina, March 18, 2020 for Chile and March 27, 2020 for Brazil). On March 16, 2020, the Company announced an update of its projection to a progressive decrease in its operation up to 70%.
Percentage of decrease in operations	95.00%
Revolving credit facility	$ 600
Secured debtor in possession				$ 3,200
Percentage of holders		48.00%
Convertible note, description				The Plan proposes the infusion of up to approximately $8.19 billion through a mix of new equity, convertible notes, and debt, which will enable the Company to exit Chapter 11 with appropriate capitalization to effectuate its business plan. Upon emergence, the Company is expected to have total debt of approximately $7.26 billion and liquidity of approximately $2.67 billion. Specifically, the Plan outlines that:
Aggregate principal amount							$ 2,450
Third tranche of secured financing			$ 750
Total aggregate amount				$ 3,200
Total value						$ 60,000
Useful lives				5 years
Bottom of Range [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Proportion of voting rights held in associate				20.00%
Useful lives				3 years
Top of Range [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Proportion of voting rights held in associate				50.00%
Useful lives				10 years
Parent [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Net loss attributable to owners of parent				$ 4,642